STOCK BASED COMPENSATION - Assumptions (Details)-Q - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2015
Pricing model assumptions
Expected dividend yield			$ 0
Options
Pricing model assumptions
Expected dividend yield	$ 0
Weighted-average risk-free interest rate, minimum		1.22%	0.70%
Weighted-average risk-free interest rate, maximum		1.31%	1.23%
Dividend yield (as a percent)		0.00%	0.00%
Weighted-average volatility, minimum (as a percent)		201.00%	158.00%
Weighted-average volatility (as a percent), maximum		214.00%	188.00%
Forfeiture rate (as a percent)		0.00%
Options | Minimum
Pricing model assumptions
Expected option term - years		1 year 6 months
Options | Maximum
Pricing model assumptions
Expected option term - years		2 years 6 months